Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	$ 1,628	$ 4,702
Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	157	40
Derivative financial instruments liability	476	335
Trust assets of labor obligations	1,774	1,555
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	1,725	5,259
Derivative financial instruments liability	3,674	2,085
Trust assets of labor obligations	$ 0	$ 0